Financial Risk Management (Details) - Schedule of contractual undiscounted cash outflows of non-derivative financial liabilities - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Non-derivative financial liabilities
Lease liabilities		$ 11,519,924	$ 6,848,903
Total of non-derivative financial liabilities		(10,137,067)	(7,079,019)
Contractual cash flows [Member]
Non-derivative financial liabilities
Other payables	[1]
Lease liabilities		274,952
Total of non-derivative financial liabilities		274,952
Within 1 year [Member]
Non-derivative financial liabilities
Other payables	[1]	1,471,844	1,005,511
Lease liabilities		395,544	39,652
Total of non-derivative financial liabilities		1,867,388	1,045,163
Gross carrying amount [Member]
Non-derivative financial liabilities
Other payables	[1]	1,471,844	1,005,511
Lease liabilities		120,592	39,652
Total of non-derivative financial liabilities		$ 1,592,436	$ 1,045,163

[1]	excludes provisions